Income taxes (Detail) - EUR (€)		12 Months Ended
	Aug. 05, 2021	Dec. 31, 2021	Dec. 31, 2020
Disclosure of subsidiaries [line items]
Corporation tax		€ 62,078	€ 0
Standard corporate income tax rate (in percent)		35.00%
ISLE OF MAN
Disclosure of subsidiaries [line items]
Standard corporate income tax rate (in percent)		0.00%
MALTA
Disclosure of subsidiaries [line items]
Standard corporate income tax rate (in percent)	35.00%	35.00%
Refund (in percent)		30.00%
GREECE
Disclosure of subsidiaries [line items]
Standard corporate income tax rate (in percent)	22.00%	22.00%
Abraserve Ltd
Disclosure of subsidiaries [line items]
Corporation tax		€ 44,372
Dicapl LP
Disclosure of subsidiaries [line items]
Corporation tax		€ 17,706